Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

— PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Total Shareholder Return ($) (f)	Dow Jones US Building Materials & Fixtures Index ($) (g)	Net Income ($ 000’s) (h)	Operating Income ($000’s) (i)
2024	22,786,901	71,942,284	4,331,256	11,277,634	172	119	604,879	770,389
2023	19,464,383	51,277,489	3,793,208	8,362,951	161	137	602,897	756,053
2022	34,994,079	39,921,017	4,286,027	5,542,672	104	74	658,316	877,149
2021	10,841,767	21,073,541	2,482,800	4,483,255	170	144	468,520	655,845
2020	7,233,148	8,624,330	1,729,569	2,019,211	112	126	139,493	245,838

Company Selected Measure Name	operating income
Named Executive Officers, Footnote	Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Mr. Christopher, for the respective years shown.
Peer Group Issuers, Footnote [Text Block]	Column (g). For the relevant fiscal year, represents the TSR of the Dow Jones U.S. Building Materials & Fixtures index ending on each of December 28, 2024, December 30, 2023, December 31, 2022, December 25,2021 and December 26, 2020.
PEO Total Compensation Amount	$ 22,786,901	$ 19,464,383	$ 34,994,079	$ 10,841,767	$ 7,233,148
PEO Actually Paid Compensation Amount	$ 71,942,284	51,277,489	39,921,017	21,073,541	8,624,330
Adjustment To PEO Compensation, Footnote

Column (c). “Compensation actually paid” to our CEO in each year from 2020-2024 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (b) of the above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation and Personnel Development Committee with respect to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020	2021	2022	2023	2024
CEO	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher
SCT Total Compensation ($)	7,233,148	10,841,767	34,994,079	19,464,383	22,786,901
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,220,750)	(3,259,125)	(25,825,500)	(10,161,450)	(12,903,000)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,638,875	4,425,375	23,595,500	12,866,850	16,079,000
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,152,600	8,483,199	6,564,886	25,375,159	36,818,739
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(179,543)	582,325	592,052	3,732,547	9,160,644
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	8,624,330	21,073,541	39,921,017	51,277,489	71,942,284

Non-PEO NEO Average Total Compensation Amount	$ 4,331,256	3,793,208	4,286,027	2,482,800	1,729,569
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,277,634	8,362,951	5,542,672	4,483,255	2,019,211
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Column (e). Average “compensation actually paid” for our non-CEO NEOs in each year from 2020-2024 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (d) of the above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation and Personnel Development Committee with respect to our non-CEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020 Average	2021 Average	2022 Average	2023 Average	2024 Average
Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	1,729,569	2,482,800	4,286,027	3,793,208	4,331,256
Less: Stock and Option Award Values Reported in SCT for the Covered Year $)	(503,370)	(753,220)	(2,410,888)	(1,906,840)	(2,128,995)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	598,118	1,022,753	2,109,505	2,414,520	2,653,035
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	203,627	1,511,873	1,481,643	3,362,068	4,549,633
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(8,733)	219,049	76,385	699,995	1,872,705
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	2,019,211	4,483,255	5,542,672	8,362,951	11,277,634

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 172	161	104	170	112
Peer Group Total Shareholder Return Amount	119	137	74	144	126
Net Income (Loss) Attributable to Parent	$ 604,879,000	$ 602,897,000	$ 658,316,000	$ 468,520,000	$ 139,493,000
Company Selected Measure Amount	770,389,000	756,053,000	877,149,000	655,845,000	245,838,000
PEO Name	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Column (i). The Company-selected measure is operating income.
Less Stock And Option Award Values Reported In S C T For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,903,000)	$ (10,161,450)	$ (25,825,500)	$ (3,259,125)	$ (2,220,750)
Less Stock And Option Award Values Reported In S C T For The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,128,995)	(1,906,840)	(2,410,888)	(753,220)	(503,370)
Plus Fair Value For Stock And Option Awards Granted In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,079,000	12,866,850	23,595,500	4,425,375	2,638,875
Plus Fair Value For Stock And Option Awards Granted In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,653,035	2,414,520	2,109,505	1,022,753	598,118
Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,818,739	25,375,159	6,564,886	8,483,199	1,152,600
Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,549,633	3,362,068	1,481,643	1,511,873	203,627
Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,160,644	3,732,547	592,052	582,325	(179,543)
Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,872,705	699,995	76,385	219,049	(8,733)
Less Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Less Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0